Tax, Deferred Income Tax Assets and Liabilities (Details) - AUD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Temporary differences
Deferred tax charged/(credited) to profit or loss		$ (1,763)	$ 2,568	$ 3,649
Deferred tax assets, set off temporary differences		(8,273)	(55,942)
Deferred tax liabilities, set off temporary differences		(8,273)	(55,942)
Deferred tax charged/(credited) to profit or loss, set off temporary differences	[1]	0	0
Net deferred tax assets		0	0
Net deferred tax liabilities		14,543	16,021
Net deferred tax charged/(credited) to profit or loss	[1]	(1,763)	2,568
Temporary differences [member]
Temporary differences
Deferred tax assets		8,273	55,942
Deferred tax liabilities		22,816	71,963
Deferred tax charged/(credited) to profit or loss	[1]	(1,763)	2,568
Deferred income [Member]
Temporary differences
Deferred tax assets		2,016	1,989
Deferred tax liabilities		0	0
Deferred tax charged/(credited) to profit or loss	[1]	(32)	(117)
Property, plant and equipment [Member]
Temporary differences
Deferred tax assets		0	5,565
Deferred tax liabilities		22,816	69,003
Deferred tax charged/(credited) to profit or loss	[1]	(48,538)	(25,642)
Provisions [Member]
Temporary differences
Deferred tax assets		751	10,286
Deferred tax liabilities		0	0
Deferred tax charged/(credited) to profit or loss	[1]	11,393	3,824
Tax losses [Member]
Temporary differences
Deferred tax assets		5,506	34,175
Deferred tax liabilities		0	0
Deferred tax charged/(credited) to profit or loss	[1]	34,259	23,539
Other [Member]
Temporary differences
Deferred tax assets		0	3,927
Deferred tax liabilities		0	2,960
Deferred tax charged/(credited) to profit or loss	[1]	$ 1,155	$ 964

[1]	Deferred tax charged/(credited) to profit or loss does not reconcile to the movement in the respective deferred tax asset and deferred tax liability balances due to amounts charged/(credited) to equity.